INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred
U.S. federal	$ 271,000	$ 1,339,000	$ (6,882,000)
U.S. state	301,000	(541,000)	(496,000)
Foreign	(550,000)	1,664,000	(438,000)
Deferred Income Tax Expense (Benefit)	21,611	2,461,865	(7,815,572)
Current
U.S. federal	(451,000)	529,000	2,516,000
U.S. state	86,000	1,170,000	391,000
Foreign	1,993,000	3,000	1,682,000
Current Income Tax Expense (Benefit), Total	1,628,000	1,702,000	4,589,000
Total
U.S. federal	(180,000)	1,868,000	(4,366,000)
U.S. state	387,000	629,000	(105,000)
Foreign	1,443,000	1,667,000	1,244,000
Income tax benefit	1,649,680	$ 4,163,663	(3,227,061)
Tax from discontinued operations	$ 0		$ 1,380,102